Investment in Notes from Associates - Narrative (Details) $ in Thousands			1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 24, 2023 USD ($)	Jul. 27, 2022 USD ($) business_day	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of associates [line items]
Gain/(loss) on investments in notes from associates				$ 11,612	$ (6,045)
Financial assets			$ 269,775	269,775		$ 479,146
Gain (loss) on change in fair value					(5,945)	(27,230)
Vedanta
Disclosure of associates [line items]
Proceeds from issue of convertible notes	$ 18,000
Borrowings, interest rate	9.00%
Convertible note, percentage of equity price trigger	80.00%
Number of days after debt incurred from a certain investor	60 days
Gelesis
Disclosure of associates [line items]
Acquisition of net asset			15,000
Vedanta
Disclosure of associates [line items]
Gain (loss) on change in fair value				300	$ (100)
Unsecured promissory note
Disclosure of associates [line items]
Number of business days following the consummation of a qualified financing | business_day		5
Unsecured promissory note | Gelesis
Disclosure of associates [line items]
Short-term note from associate		$ 15,000
Current receivable due from associates, interest rate		15.00%
Senior secured convertible promissory note | Gelesis
Disclosure of associates [line items]
Cash investment in associate				11,850
Gain/(loss) on investments in notes from associates				11,312
Fair value of warrants			1,121	1,121
Financial assets			11,312	11,312		$ 0
Convertible note receivable | Gelesis
Disclosure of associates [line items]
Gain/(loss) on investments in notes from associates				10,729
Convertible note receivable | Vedanta
Disclosure of associates [line items]
Receivables due from associates	$ 5,000
Note receivable
Disclosure of associates [line items]
Financial assets			$ 16,212	16,212
Gain (loss) on change in fair value				$ 11,612